CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	1 Months Ended			12 Months Ended
	Jan. 18, 2008	Dec. 18, 2007	Nov. 28, 2007	Mar. 31, 2013	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 0.0001	$ 0.0001	$ 0.0001	$ 1.00	$ 1.00